Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	22 Months Ended
		Jan. 23, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Nov. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Nov. 30, 2025
C000246767
Account Value [Line Items]
Line Graph and Table Measure Name							Range Global Coal Index ETF
Accumulated Value		$ 10,000	$ 9,142	$ 9,499	$ 9,535	$ 8,466		$ 7,004	$ 7,114	$ 9,078	$ 8,854
C000246770
Account Value [Line Items]
Line Graph and Table Measure Name							Range Nuclear Renaissance Index ETF
Accumulated Value		10,000	12,273	13,145	14,693	16,284		15,197	22,492	25,891	26,158
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]						MSCI ACWI Index (USD) (TR)
Accumulated Value		10,000	10,818	11,144	11,893	11,787		11,643	13,004	14,010	14,329
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]						MSCI ACWI Index (USD) (TR)
Accumulated Value		10,000	10,818	11,144	11,893	11,787		11,643	13,004	14,010	14,329
VettaFi Global Coal Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[5]						VettaFi Global Coal Index (USD) (TR)
Accumulated Value		10,000	9,154	9,552	9,622	8,566		7,140	7,279	9,337	9,119
VettaFi Nuclear Renaissance Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[7]						VettaFi Nuclear Renaissance Index (USD) (NR)
Accumulated Value		$ 10,000	$ 12,317	$ 13,183	$ 14,764	$ 16,390		$ 15,322	$ 22,726	$ 26,218	$ 26,523

[1]	ACWI – All Country World Index
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	ACWI – All Country World Index
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Effective January 15, 2026, the name of the Fund’s underlying index changed from Range Global Coal Index to VettaFi Global Coal Index.
[6]	Effective January 15, 2026, the name of the Fund’s underlying index changed from Range Nuclear Renaissance Index to VettaFi Nuclear Renaissance Index.
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).